3. Basis of consolidation	12 Months Ended
Dec. 31, 2018
Basis Of Consolidation
Basis of consolidation

3.1.	Interest in subsidiaries and associates:

	Direct and indirect equity interests - %
	2018	2017
Companies
Subsidiaries
Novasoc Comercial Ltda. (“Novasoc”)	100.00	100.00
Sendas Distribuidora S.A. (“Sendas”)	100.00	100.00
Bellamar Empreend. e Participações Ltda. (“Bellamar”)	100.00	100.00
GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	100.00	100.00
CBD Holland B.V. (“CBD Holland”)	100.00	100.00
GPA 2 Empreed. e Participações Ltda. (“GPA 2”)	100.00	100.00
GPA Logística e Transporte Ltda. (“GPA Logística”)	100.00	100.00
SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	100.00	100.00
Bitz Fidelidade e Inteligência S.A. ("Bitz")	100.00	100.00
Leji Intermediação S.A. ("James") (***)	100.00	-
Via Varejo S.A. (“Via Varejo”) (*)	43.23	43.31
Indústria de Móveis Bartira Ltda. (“Bartira”) (*)	43.23	43.31
VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”) (*)	43.23	43.31
Globex Adm. e Serviços Ltda. (“Globex Adm”) (*)	43.23	43.31
Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”) (*)	43.23	43.31
Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”) (*)	43.23	43.31
Cnova Comércio Eletrônico S.A. (”Cnova Brasil”) (*)	43.23	43.31
Via Varejo Luxembourg Holding S.a.r.l ("VVLuxco") (**)	-	43.31
Via Varejo Netherlands Holding B.V. ("VVDutchco") (**)	-	43.31
E-Hub Consult. Particip. e Com. S.A. (“E – Hub”) (**)	-	43.31
Nova Experiência PontoCom S.A. (“Nova Experiência”) (**)	-	43.31
Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	100.00	100.00
Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	100.00	100.00

Associates
Cnova N.V. (“Cnova Holanda”)	33.98	34.05
Cdiscount Group S.A.S. (“CDiscount”) (**)	-	34.05
Cnova Finança B.V. (“Cnova Finança”) (**)	-	34.05
Cdiscount Afrique SAS (“Cdiscount Afrique”)	33.98	34.05
Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	33.98	34.05
Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	33.98	34.05
Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	33.98	34.05
CLatam AS Uruguay (“CLatam”)	23.79	23.84
Cdiscount Panama S.A. (“Cdiscount Panama”)	23.79	23.84
Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	23.79	23.84
Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	23.78	23.83
Cnova Pay	33.98	34.05
BeezUP SAS ("BezzUp")	33.98	20.43
CARYA (****)	33.87	-
HALTAE (****)	33.87	-
C-Logistics (****)	33.87	-
NEOSYS (****)	33.87	-
Neotech Solutions (****)	33.87	-
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	41.92	41.93
Banco Investcred Unibanco S.A. (“BINV”)	21.62	21.65
FIC Promotora de Vendas Ltda. (“FIC Promotora”)	41.92	41.93

(*) The operations of Via Varejo and its subsidiaries are presented as discontinued operations (see note n°32)

(**) Companies merged in 2018

(***) Companies acquired during 2018 (see note 13.2)

(****) Companies acquired in 2018 by Cnova N.V.

3.2.	Subsidiaries

The Company consolidates all its subsidiaries and reports non-controling interests in a separate line item in shareholders’ equity.

The consolidated financial statements include the financial information of all subsidiaries over which the Company exercises control directly or indirectly. The determination if a subsidiary is controlled by the Company and the basis of consolidation are in accordance with the requirements of IFRS 10 - Consolidated Financial Statements.

Entities in which the Company owns less than 50% of interest, but it exercises control pursuant to its voting rights or shareholders’ agreement, are consolidated by the Company.

The financial statements of the subsidiaries are prepared on the same closing date of the reporting period of the Company, using consistent accounting policies. All intercompany balances and transactions are eliminated upon consolidation.

Gains or losses resulting from changes in equity interest in subsidiaries, which do not result in loss of control, are directly recorded in equity. Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

3.3.	Associates

Investments in associates are accounted for under the equity method when Group exercises significant influence, but not control, and (a) it is part of the shareholders’ agreement, appointing certain officers and having vote rights in certain relevant decisions; and (b) it has power to participate in the operational and financial decisions. The Group’s relevant associates are: i) BINV (discontinued operation) and FIC that are managed by Banco Itaú Unibanco S.A (“Itaú Unibanco”) and ii) Cnova N.V. which holds mainly the investment on e-commerce in France.

The summarized financial information of associates is as follows:

	FIC
	2018	2017
		Restated

Current assets	5,952	4,729
Noncurrent assets	59	69
Total assets	6,011	4,798

Current liabilities	5,279	4,194
Noncurrent liabilities	10	11
Shareholders’ equity	722	593
Total liabilities and shareholders’ equity	6,011	4,798

Statement of operations:	2018	2017	2016
		Restated	Restated

Revenues	969	988	1,118
Operating income	398	240	207
Net income for the year	218	139	136

In applying the equity method in this associate, the special goodwill reserve recorded by FIC is deducted from its shareholders’ equity, since it represents Itaú Unibanco’s exclusive right.

	Cnova N.V.
	2018	2017

		Restated
Current assets	3,121	2,765
Noncurrent assets	1,270	796
Total assets	4,391	3,561

Current liabilities	5,057	3,957
Noncurrent liabilities	115	174
Shareholders’ equity	(781)	(570)
Total liabilities and shareholders’ equity	4,391	3,561

Statement of operations:	2018	2017	2016
		Restated	Restated
Revenues	9,370	7,337	6,879
Operating loss	(78)	(111)	(155)
Loss for the year	(133)	(406)	(233)